11. Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Awards Plan Tables
Fair value of options granted
	2005 Plan I	2005 Plan II	2009 Plan		2011 Plan
Grant date	January 31, 2007	September 17, 2007	December 11, 2009		May 23, 2012
Expected life	6.5 years	6.5 years	5.25 years	5.25 years
Risk-free interest rate	4.82%	4.32%	2.94%	0.71%
Expected volatility	75%	75%	100%	82.25%
Expected dividend yield	0%	0%	0%	0%
Forfeiture rate	3%	3%	3%	3%

Summary of option activity

A summary of option activity as of December 31, 2012, and changes during the year then ended is presented below:

	Number	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Remaining Contractual Term (years)
Outstanding as of January 1, 2012	309,466	$10.91
Add: Granted	261,000	$4.56
Less: Exercised	-	-
Expired	90,061	$6.23
Forfeited	40,330	$5.55
Outstanding as of December 31, 2012	440,075	$8.59	$-	6.80
Exercisable as of December 31, 2012	272,200	$11.08	$-	6.06

Weighted-average grant-date fair value

For the year ended December 31, 2012, the number and weighted-average grant-date fair value for the Company’s non-vested stock options were as follows:

	Number	Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2012	58,570	$10.12
Add: Granted	261,000	$1.91
Less: Vested	111,365	$5.72
Forfeited	40,330	$3.26
Non-vested on December 31, 2012	167,875	$1.92

Weighted-average grant-date fair value Expected to vest

For the year ended December 31, 2012, the number and weighted-average grant-date fair value for the Company’s non-vested restricted shares were as follows:

	Number	Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2012	34,750	$6.55
Add: Granted	188,000	$3.60
Less: Vested	84,000	$4.84
Forfeited	-	-
Non-vested on December 31, 2012	138,750	$3.58